Property and Equipment, net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Ambulnz, Inc. [Member]
Property and Equipment, net (Details) [Line Items]
Depreciation expense	$ 598,188	$ 461,734	$ 1,697,380	$ 1,341,210	$ 1,874,069	$ 1,550,259